14. INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of liabilities [line items]
(Loss)/Profit before income tax and social contribution	R$ 520,338	R$ (576,951)	R$ 1,685,341
Tax rate (in percent)	34.00%	34.00%	34.00%
Income tax and social contribution at combined statutory rate	R$ (176,915)	R$ 196,163	R$ (573,016)
Income tax and social contribution in profit for the period	(409,109)	(266,546)	(2,903,216)
Equity pick-up
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	42,431	22,072	394,492
Profit with differentiated rates or untaxed
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	37,605	(287,502)	798,603
Transfer pricing adjustment
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	(34,746)	(63,638)	(66,447)
Tax loss carryforwards without recognizing deferred taxes
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	(368,612)	(821,920)	(89,978)
Limit of Indebtedness
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	(39,378)	(35,391)	(54,091)
Unrecorded deferred taxes on temporary differences
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	541,655	643,990	(1,133,091)
(Losses)/Reversal for deferred income and social contribution tax credits
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	(403,080)	44,691	(2,949,003)
Refis Effect and early discharge program
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate			(2,586)
Income tax and social contribution on foreign profit
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	(29,964)	(35,613)	72,376
Fair value gain of 59.76% interest held in Namisa
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate			855,551
Goodwill amortization of Metalic
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	31,439	31,439
Tax Incentives
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	14,358	22,673
Reversal of deferred tax in Namisa
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate			(107,773)
Reversal of deferred tax in Prada
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate			(46,681)
Other permanent deductions (additions)
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	R$ 7,537	R$ 16,490	R$ (1,571)